Document and Entity Information	Aug. 09, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001818221
Document Type	8-K
Document Period End Date	Aug. 09, 2022
Entity Registrant Name	EQUITY DISTRIBUTION ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39520
Entity Tax Identification Number	85-1876561
Entity Address, Address Line One	Two North Riverside Plaza
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	466-4296
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	EQD.U
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	EQD
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	EQD WS
Security Exchange Name	NYSE